J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Multi Cap Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 15, 2013

to the Summary Prospectus dated November 1, 2012

The Board of Trustees of JPMorgan Trust I has approved changing the name of the JPMorgan Intrepid Multi Cap Fund to the “JPMorgan Intrepid Advantage Fund” effective February 28, 2013.

Effective immediately, the first paragraph of the summary prospectus is hereby deleted and replaced with the following:

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information, online at www.jpmorganfunds.com/funddocuments. You can also get this information at no cost by calling 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund. The Fund’s Prospectus and Statement of Additional Information, both dated November 1, 2012, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS FOR FUTURE REFERENCE

SUP-SPRO-INTPMUC-213